NOTE PAYABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Note Payable At Beginning Of The Period	$ 0	$ 0
Additions	4,665	0
Repayments	0	0
Unwinding Of Fair Value Adjustment	261	0
Note Payable At Ending Of The Period	$ 4,926	$ 0